Income Taxes (Details) - Schedule of components of income tax provision (benefit) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of components of income tax provision (benefit) [Abstract]
Current tax provision	$ 3,044,910	$ 392,601
Deferred tax provision (benefit)	(200,350)	(85,247)
Total	$ 2,844,560	$ 307,354